COMMITMENTS AND CONTINGENT LIABILITIES (Details) - ILS (₪) ₪ in Thousands	1 Months Ended	12 Months Ended		24 Months Ended
	Apr. 30, 1997	Dec. 31, 2018	Dec. 31, 2017	Feb. 11, 2019
Disclosure of contingent liabilities [line items]
Notice period			3-6 months
Lease Monthly fee	₪ 10
Percentage of full-time position directors			60.00%
Appointment term			over a period of 3 years
Management fees			₪ 60
Annual bonus description			a total amount that will not exceed NIS 720 thousand plus VAT, provided that the annual operating profit will not be less than NIS 15 million, on the basis of the mechanism set out below: (a) a bonus of up to 2% for the initial NIS 10 million of operating profit; (b) a bonus of up to 3% of operating profit in excess of NIS 10 million and up to and including NIS 15 million; (c) a bonus of up to 4% of operating profit in excess of NIS 15 million and up to and including NIS 20 million; (d) a bonus of up to 5% of operating profit in excess of NIS 20 million.
Agreement term	3-year period through August 21, 2020
Operating profit target		₪ 20,000
Renumeration agreement [Member]
Disclosure of contingent liabilities [line items]
Appointment term				three-year period starting on January 1, 2019
Management fees				₪ 10
Annual bonus description				maximum annual bonus payable to each of the joint chairpersons to NIS 1.5 Million (plus VAT)
Percentage of suggested changes in scope of jointpersons position				60% to 100%